Share Based Payments - Summary of Restricted Stock Unit Activity Under 2023 Plan (Details) - Restricted stock units [Member]	12 Months Ended
Dec. 31, 2024 shares SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, RSUs granted | shares	476,908
Number of awards, RSUs vested/settled | shares	(9,430)
Number of awards, Outstanding ending balance | shares	467,478
Weighted average grant date fair value, RSUs granted | SFr / shares	SFr 9.83
Weighted average grant date fair value, RSUs vested/setttled | SFr / shares	10.51
Weighted average exercise price issued and exercised ending balance | SFr / shares	SFr 9.81
Range of expiration dates, RSUs granted	2034
Range of expiration dates, RSUs vested/settled	2034
Range of expiration dates, Outstanding ending balance	2034